21. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax And Social Contribution
Schedule of reconciliation of income and social contribution tax expense
21.1.	Income tax and social contribution effective rate reconciliation
	2019	2018	2017
		Restated	Restated
Income before income tax and social contribution	760	1,569	619
Income tax and social contribution expense at the nominal rate (*).	(323)	(532)	(231)
Tax penalties	(18)	(22)	(25)
Share of profit of associates	(2)	15	(10)
Interest on own capital	80	93	16
Tax benefits	19	15	-
Other permanent differences	(28)	18	(12)
Effective income tax and social contribution expense	(272)	(413)	(262)

Income tax and social contribution expense for the year:
Current	(96)	(347)	(171)
Deferred	(176)	(66)	(91)
Income tax and social contribution expense	(272)	(413)	(262)
Effective rate	35.79%	26.32%	42.33%

(*)The nominal rate is 34% for subsidiaries located in Brazil, 33% for subsidiaries based in Colombia, 25% for subsidiaries based in Uruguay and 30% for subsidiaries based in Argentina. The Company does not pay social contribution based on a final favorable court decision in the past; therefore, its nominal rate is 25%.

Schedule of breakdown of deferred income tax and social contribution
21.2.	Breakdown of deferred income tax and social contribution
	2019			2018
	Asset	Liability	Net	Asset	Liability	Net
				Restated

Tax losses and negative basis of social contribution	453	-	453	198	-	198
Provision for contingencies	321	-	321	292	-	292
Goodwill tax amortization	-	(604)	(604)	-	(601)	(601)
Mark-to-market adjustment	-	(7)	(7)	-	(1)	(1)
Technological innovation – future realization	-	(7)	(7)	-	(10)	(10)
Fixed assets, tradename and investment property	-	(1,359)	(1,359)	-	(128)	(128)
Unrealized gains with tax credits	82	(322)	(240)	-	(222)	(222)
Net adjustments of IFRS 16	356	-	356	274	-	274
Cash flow hedge	-	(80)	(80)	-	-	-
Other	117	-	117	112	(139)	(27)
Presumed profit on equity of Éxito	192	-	192	-	-	-
Deferred income tax and social contribution assets (liabilities)	1,521	(2,379)	(858)	876	(1,101)	(225)

Off-set assets and liabilities	(1,184)	1,184	-	(578)	578	-
Deferred income tax and social contribution assets (liabilities), net	337	(1,195)	(858)	298	(523)	(225)

Schedule of recovery of deferred tax assets

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	312
From 1 to 2 years	357
From 2 to 3 years	246
From 3 to 4 years	158
From 4 to 5 years	58
Above 5 years	390
1,521

Schedule of changes in deferred income tax and social contribution
21.3.	Movement in deferred income tax and social contribution
	2019	2018	2017
		Restated	Restated
At the beginning of the period	(374)	(269)	(144)
Adjustment related to IFRS 16	149	174	197
Restated opening balance	(225)	(95)	53
Expense for the year – Continuing operations	(176)	(66)	(91)
Expense for the year - Discontinued operations	(122)	(87)	(1)
Tax on discontinued operations	314	61	-
Income tax related to OCI - Continuing operations	1	(1)	1
Income tax related to OCI - Discontinued operations	-	3	1
Special program on tax settlements - PERT - Discontinued operations - use of tax loss	(2)	(2)	(89)
Business combination	(747)	-	-
Exchange rate changes	(18)	-	-
Assets held for sale and discontinued operations	122	84	31
Other	(5)	-	-
At the end of the period	(858)	(225)	(95)